UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

March 31, 2009

1.799847.105

FIF-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Diversified Consumer Services - 5.2%
DeVry, Inc.	624,700	$ 30,098,046
Hotels, Restaurants & Leisure - 6.6%
Burger King Holdings, Inc.	264,200	6,063,390
International Game Technology	1,192,429	10,994,195
Las Vegas Sands Corp. unit	74,600	3,742,436
Royal Caribbean Cruises Ltd.	168,900	1,352,889
Wendy's/Arby's Group, Inc.	3,277,600	16,486,328
		38,639,238
Media - 6.7%
The DIRECTV Group, Inc. (a)	1,347,218	30,703,098
The Walt Disney Co.	470,745	8,548,729
		39,251,827
Textiles, Apparel & Luxury Goods - 0.5%
Phillips-Van Heusen Corp.	120,500	2,732,940
TOTAL CONSUMER DISCRETIONARY		110,722,051
CONSUMER STAPLES - 10.9%
Beverages - 6.7%
Anheuser-Busch InBev NV	1,405,708	38,730,730
Food & Staples Retailing - 4.2%
Wal-Mart Stores, Inc.	467,701	24,367,222
TOTAL CONSUMER STAPLES		63,097,952
ENERGY - 12.4%
Energy Equipment & Services - 4.3%
Cameron International Corp. (a)	139,700	3,063,621
Diamond Offshore Drilling, Inc.	45,000	2,828,700
National Oilwell Varco, Inc. (a)	181,700	5,216,607
Noble Corp.	225,800	5,439,522
Pride International, Inc. (a)	320,500	5,762,590
Weatherford International Ltd. (a)	253,500	2,806,245
		25,117,285
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	90,400	6,078,496
Denbury Resources, Inc. (a)	388,300	5,770,138
Exxon Mobil Corp.	278,901	18,993,158
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	187,800	$ 10,178,760
Occidental Petroleum Corp.	108,800	6,054,720
		47,075,272
TOTAL ENERGY		72,192,557
FINANCIALS - 9.6%
Capital Markets - 5.2%
Ashmore Global Opps Ltd. (a)(e)	1,499,320	8,096,328
Ashmore Group PLC	4,643,690	10,160,719
Greenhill & Co., Inc. (d)	162,685	12,014,287
		30,271,334
Diversified Financial Services - 2.0%
BM&F BOVESPA SA	3,811,300	11,584,249
Insurance - 2.4%
Everest Re Group Ltd.	85,900	6,081,720
Fidelity National Financial, Inc. Class A	71,800	1,400,818
The Chubb Corp.	157,500	6,665,400
		14,147,938
TOTAL FINANCIALS		56,003,521
HEALTH CARE - 16.5%
Biotechnology - 2.0%
Cephalon, Inc. (a)(d)	172,200	11,726,820
Health Care Equipment & Supplies - 5.4%
Boston Scientific Corp. (a)	2,168,000	17,235,600
Edwards Lifesciences Corp. (a)	233,310	14,145,585
		31,381,185
Health Care Providers & Services - 4.3%
Express Scripts, Inc. (a)	532,000	24,562,440
Pharmaceuticals - 4.8%
Merck & Co., Inc.	628,600	16,815,050
Schering-Plough Corp.	476,800	11,228,640
		28,043,690
TOTAL HEALTH CARE		95,714,135
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.3%
Airlines - 1.8%
Allegiant Travel Co. (a)(d)	232,900	$ 10,587,634
Commercial Services & Supplies - 1.4%
Waste Management, Inc.	313,800	8,033,280
Machinery - 0.5%
Deere & Co.	87,500	2,876,125
Professional Services - 1.1%
FTI Consulting, Inc. (a)	131,068	6,485,245
Road & Rail - 1.5%
CSX Corp.	331,400	8,566,690
TOTAL INDUSTRIALS		36,548,974
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 9.3%
3Com Corp. (a)	1,054,700	3,259,023
Juniper Networks, Inc. (a)	1,201,300	18,091,578
QUALCOMM, Inc.	840,586	32,707,201
		54,057,802
Computers & Peripherals - 0.5%
Teradata Corp. (a)	172,500	2,797,950
Internet Software & Services - 0.9%
eBay, Inc. (a)	100	1,256
Google, Inc. Class A (sub. vtg.) (a)	16,200	5,638,572
		5,639,828
IT Services - 6.9%
Fiserv, Inc. (a)(d)	943,400	34,396,364
MasterCard, Inc. Class A	17,700	2,964,396
Visa, Inc.	50,300	2,796,680
		40,157,440
Semiconductors & Semiconductor Equipment - 3.4%
MEMC Electronic Materials, Inc. (a)	386,695	6,376,601
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,481,700	13,261,215
		19,637,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.5%
Ansys, Inc. (a)	18,200	$ 456,820
Electronic Arts, Inc. (a)	457,879	8,328,819
		8,785,639
TOTAL INFORMATION TECHNOLOGY		131,076,475
MATERIALS - 2.5%
Construction Materials - 1.0%
Texas Industries, Inc. (d)	234,000	5,850,000
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	183,225	6,982,705
United States Steel Corp.	72,200	1,525,586
		8,508,291
TOTAL MATERIALS		14,358,291
TOTAL COMMON STOCKS (Cost $597,572,495)		579,713,956
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.52% (b)	3,846,739	3,846,739
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	20,505,125	20,505,125
TOTAL MONEY MARKET FUNDS (Cost $24,351,864)		24,351,864
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $621,924,359)		604,065,820
NET OTHER ASSETS - (3.9)%		(22,944,910)
NET ASSETS - 100%		$ 581,120,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,128
Fidelity Securities Lending Cash Central Fund	304,525
Total	$ 496,653
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ -	$ 11,738,073	$ -	$ -	$ 8,096,328
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 604,065,820	$ 600,323,384	$ 3,742,436	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $641,465,710. Net unrealized depreciation aggregated $37,399,890 of which $37,568,547 related to appreciated investment securities and $74,968,437 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Fund

Fidelity Fund
Class K

March 31, 2009

1.799854.105

FID-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	1,155,200	$ 7,232
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	580,900	13,128
Hotels, Restaurants & Leisure - 1.2%
Burger King Holdings, Inc.	421,700	9,678
Carnival Corp. unit	135,800	2,933
McDonald's Corp.	559,000	30,505
Royal Caribbean Cruises Ltd.	453,100	3,629
		46,745
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	360,300	10,762
Pulte Homes, Inc.	1,854,500	20,270
Whirlpool Corp.	663,100	19,621
		50,653
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.	216,600	15,907
Media - 2.0%
Comcast Corp. Class A	933,700	12,736
McGraw-Hill Companies, Inc.	851,900	19,483
The Walt Disney Co.	2,022,800	36,734
Time Warner Cable, Inc.	107,440	2,665
Time Warner, Inc.	428,033	8,261
		79,879
Multiline Retail - 0.3%
Target Corp.	352,900	12,136
Specialty Retail - 3.6%
AutoZone, Inc. (a)	83,500	13,579
Best Buy Co., Inc.	525,800	19,959
Home Depot, Inc.	391,300	9,219
Lowe's Companies, Inc.	2,215,700	40,437
Sherwin-Williams Co.	399,300	20,752
Staples, Inc.	2,077,350	37,621
TJX Companies, Inc.	225,200	5,774
		147,341
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	755,573	31,923
TOTAL CONSUMER DISCRETIONARY		404,944
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.7%
Beverages - 2.0%
PepsiCo, Inc.	890,690	$ 45,853
The Coca-Cola Co.	779,200	34,246
		80,099
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	455,200	21,085
CVS Caremark Corp.	1,030,000	28,315
Wal-Mart Stores, Inc.	1,634,600	85,163
		134,563
Food Products - 1.1%
Kellogg Co.	327,200	11,985
Lindt & Spruengli AG (participation certificate)	4,356	5,832
Nestle SA (Reg.)	802,135	27,116
		44,933
Household Products - 1.4%
Procter & Gamble Co.	1,198,544	56,439
Tobacco - 1.9%
Altria Group, Inc.	607,100	9,726
British American Tobacco PLC sponsored ADR	291,700	13,418
Philip Morris International, Inc.	1,504,100	53,516
		76,660
TOTAL CONSUMER STAPLES		392,694
ENERGY - 10.4%
Energy Equipment & Services - 1.8%
ENSCO International, Inc.	497,400	13,131
Schlumberger Ltd. (NY Shares)	547,000	22,219
Smith International, Inc.	388,500	8,345
Transocean Ltd. (a)	258,233	15,194
Weatherford International Ltd. (a)	1,102,600	12,206
		71,095
Oil, Gas & Consumable Fuels - 8.6%
Canadian Natural Resources Ltd.	340,100	13,197
Chesapeake Energy Corp.	905,500	15,448
Chevron Corp.	622,500	41,857
ConocoPhillips	376,900	14,759
Devon Energy Corp.	169,800	7,588
Exxon Mobil Corp.	2,119,600	144,341
Hess Corp.	434,000	23,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	973,300	$ 54,164
Range Resources Corp.	225,400	9,277
Southern Union Co.	490,300	7,462
Ultra Petroleum Corp. (a)	251,479	9,026
Valero Energy Corp.	400,300	7,165
		347,807
TOTAL ENERGY		418,902
FINANCIALS - 10.2%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	555,500	15,693
Charles Schwab Corp.	857,900	13,297
Deutsche Bank AG	60,730	2,469
Goldman Sachs Group, Inc.	601,200	63,739
Julius Baer Holding Ltd.	316,215	7,778
Lazard Ltd. Class A	514,500	15,126
Morgan Stanley	783,900	17,849
State Street Corp.	954,650	29,384
T. Rowe Price Group, Inc.	733,000	21,154
		186,489
Commercial Banks - 2.0%
Sumitomo Mitsui Financial Group, Inc.	389,300	13,706
U.S. Bancorp, Delaware	968,200	14,145
Wells Fargo & Co.	3,567,000	50,794
		78,645
Consumer Finance - 0.2%
American Express Co.	648,192	8,835
Diversified Financial Services - 2.6%
Bank of America Corp.	5,788,665	39,479
Citigroup, Inc. (e)	4,690,900	11,868
JPMorgan Chase & Co.	2,079,900	55,284
		106,631
Insurance - 0.5%
Berkshire Hathaway, Inc. Class A (a)	131	11,358
The First American Corp.	348,900	9,249
		20,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	847,400	$ 9,906
TOTAL FINANCIALS		411,113
HEALTH CARE - 13.0%
Biotechnology - 2.4%
Amgen, Inc. (a)	580,900	28,766
Biogen Idec, Inc. (a)	340,700	17,859
Cephalon, Inc. (a)	267,200	18,196
CSL Ltd.	485,288	10,963
Gilead Sciences, Inc. (a)	504,200	23,355
		99,139
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	424,400	33,833
Covidien Ltd.	783,900	26,057
Masimo Corp. (a)	279,400	8,097
St. Jude Medical, Inc. (a)	543,800	19,756
		87,743
Health Care Providers & Services - 0.7%
Medco Health Solutions, Inc. (a)	672,100	27,785
Pharmaceuticals - 7.7%
Abbott Laboratories	697,500	33,271
Allergan, Inc.	416,300	19,882
Elan Corp. PLC sponsored ADR (a)	1,954,296	12,977
Johnson & Johnson	1,095,700	57,634
Merck & Co., Inc.	1,175,200	31,437
Pfizer, Inc.	3,698,700	50,376
Wyeth	2,446,240	105,286
		310,863
TOTAL HEALTH CARE		525,530
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.7%
General Dynamics Corp.	163,200	6,787
Honeywell International, Inc.	685,800	19,106
Lockheed Martin Corp.	404,530	27,925
Raytheon Co.	366,100	14,256
		68,074
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	321,900	$ 15,844
Airlines - 0.1%
Continental Airlines, Inc. Class B (a)	486,900	4,290
Building Products - 0.4%
Masco Corp.	2,607,100	18,198
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	175,000	8,353
The Brink's Co.	580,900	15,371
		23,724
Construction & Engineering - 0.6%
Quanta Services, Inc. (a)	1,161,800	24,921
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	729,200	18,857
Regal-Beloit Corp.	247,200	7,574
		26,431
Industrial Conglomerates - 1.8%
General Electric Co.	5,113,800	51,701
Textron, Inc.	1,203,000	6,905
Tyco International Ltd.	820,600	16,051
		74,657
Machinery - 2.4%
Briggs & Stratton Corp.	385,100	6,354
Cummins, Inc.	816,600	20,782
Danaher Corp.	142,300	7,716
Deere & Co.	253,200	8,323
Eaton Corp.	91,800	3,384
Flowserve Corp.	166,900	9,366
Ingersoll-Rand Co. Ltd. Class A	662,200	9,138
Navistar International Corp. (a)	428,500	14,338
PACCAR, Inc.	307,000	7,908
Toro Co. (e)	349,200	8,444
Trinity Industries, Inc. (e)	256,400	2,343
		98,096
Professional Services - 0.7%
Manpower, Inc.	477,000	15,040
Monster Worldwide, Inc. (a)	1,401,600	11,423
		26,463
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Union Pacific Corp.	352,600	$ 14,495
Trading Companies & Distributors - 0.2%
GATX Corp.	485,400	9,820
TOTAL INDUSTRIALS		405,013
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	4,457,676	74,755
Corning, Inc.	854,900	11,345
QUALCOMM, Inc.	1,246,800	48,513
		134,613
Computers & Peripherals - 4.1%
Apple, Inc. (a)	606,900	63,797
Hewlett-Packard Co.	1,349,100	43,252
International Business Machines Corp.	538,100	52,137
NCR Corp. (a)	574,621	4,568
		163,754
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,410,038	40,172
Arrow Electronics, Inc. (a)	1,310,154	24,972
		65,144
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	131,485	45,765
IT Services - 0.5%
Visa, Inc.	379,200	21,084
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	3,976,400	42,746
Intel Corp.	2,871,200	43,212
KLA-Tencor Corp.	489,700	9,794
Lam Research Corp. (a)	922,200	20,998
Marvell Technology Group Ltd. (a)	559,100	5,121
MEMC Electronic Materials, Inc. (a)	655,000	10,801
Samsung Electronics Co. Ltd.	26,190	10,893
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,791,586	24,985
Texas Instruments, Inc.	1,135,400	18,745
Xilinx, Inc.	665,300	12,747
		200,042
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.7%
Adobe Systems, Inc. (a)	441,100	$ 9,435
BMC Software, Inc. (a)	296,900	9,798
Citrix Systems, Inc. (a)	407,900	9,235
Microsoft Corp.	1,899,600	34,896
Oracle Corp.	2,444,600	44,174
		107,538
TOTAL INFORMATION TECHNOLOGY		737,940
MATERIALS - 5.3%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	328,100	18,456
Airgas, Inc.	250,000	8,453
Albemarle Corp.	633,900	13,800
Dow Chemical Co.	452,400	3,814
E.I. du Pont de Nemours & Co.	639,800	14,287
FMC Corp.	583,500	25,172
Monsanto Co.	863,267	71,737
Praxair, Inc.	185,622	12,491
Solutia, Inc. (a)	900,000	1,683
		169,893
Construction Materials - 0.3%
Vulcan Materials Co. (e)	260,300	11,529
Containers & Packaging - 0.2%
Sealed Air Corp.	577,800	7,974
Metals & Mining - 0.6%
Goldcorp, Inc.	442,100	14,886
Newcrest Mining Ltd.	447,353	10,296
		25,182
TOTAL MATERIALS		214,578
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	767,900	23,191
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	381,900	11,621
SBA Communications Corp. Class A (a)	420,700	9,802
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	4,517,300	$ 16,127
Vodafone Group PLC sponsored ADR	559,000	9,738
		47,288
TOTAL TELECOMMUNICATION SERVICES		70,479
UTILITIES - 1.2%
Electric Utilities - 1.0%
Entergy Corp.	276,900	18,854
Exelon Corp.	201,000	9,123
FirstEnergy Corp.	279,800	10,800
		38,777
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	8,613
TOTAL UTILITIES		47,390
TOTAL COMMON STOCKS (Cost $4,547,330)		3,628,583
Corporate Bonds - 3.4%
	Principal Amount (000s)
Convertible Bonds - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 19,400	12,608
Nonconvertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc.:
5.875% 2/27/14	4,760	1,642
13% 11/15/13 (f)	3,810	2,800
		4,442
Household Durables - 0.1%
Jarden Corp. 7.5% 5/1/17	2,000	1,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (d)	$ 280	$ 251
10.25% 9/15/10 (d)	980	882
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)	10,000	8,800
CSC Holdings, Inc. 8.625% 2/15/19 (f)	385	370
Nielsen Finance LLC/Nielsen Finance Co. 11.625% 2/1/14 (f)	300	272
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	10,000	5,300
		15,875
Specialty Retail - 0.1%
Sally Holdings LLC 9.25% 11/15/14	5,000	4,738
TOTAL CONSUMER DISCRETIONARY		26,665
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16	4,905	4,660
7.25% 5/15/17	1,025	971
		5,631
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,195	3,377
6.625% 1/15/16	355	296
6.875% 1/15/16	2,425	2,025
9.5% 2/15/15	680	661
Denbury Resources, Inc. 9.75% 3/1/16	200	192
Tennessee Gas Pipeline Co. 8% 2/1/16 (f)	135	134
		6,685
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Rouse Co. 5.375% 11/26/13 (d)	190	54
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc. 9.25% 11/15/16	$ 10,000	$ 9,050
Tenet Healthcare Corp. 9.875% 7/1/14	7,000	5,460
		14,510
INDUSTRIALS - 0.4%
Building Products - 0.1%
Nortek, Inc. 10% 12/1/13	10,000	4,100
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 8.5% 2/1/15	10,000	9,125
Road & Rail - 0.0%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16 (f)	340	323
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	5,035	3,373
TOTAL INDUSTRIALS		16,921
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15	9,335	4,481
IT Services - 0.2%
SunGard Data Systems, Inc. 9.125% 8/15/13	10,000	8,700
TOTAL INFORMATION TECHNOLOGY		13,181
MATERIALS - 0.3%
Chemicals - 0.1%
Berry Plastics Corp. 5.8444% 2/15/15 (g)	2,000	1,470
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	10,000	9,275
TOTAL MATERIALS		10,745
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. 9.25% 11/1/14	3,490	2,408
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.9% 5/1/19	$ 2,075	$ 1,463
7.625% 1/30/11	305	282
		4,153
Wireless Telecommunication Services - 0.6%
Cricket Communications, Inc. 9.375% 11/1/14	10,000	9,525
Crown Castle International Corp. 9% 1/15/15	610	615
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (f)	13,760	12,780
Nextel Communications, Inc. 7.375% 8/1/15	1,310	694
		23,614
TOTAL TELECOMMUNICATION SERVICES		27,767
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
AES Corp. 9.75% 4/15/16 (f)	2,385	2,251
NRG Energy, Inc. 7.375% 2/1/16	30	28
		2,279
TOTAL NONCONVERTIBLE BONDS		124,438
TOTAL CORPORATE BONDS (Cost $134,856)		137,046
Floating Rate Loans - 1.8%

CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
Thomson Learning, Inc. term loan 3.02% 7/5/14 (g)	2,339	1,596
Media - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (g)	9,950	8,159
VNU, Inc. term loan 2.5331% 8/9/13 (g)	11,939	9,402
		17,561
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 3.6085% 7/6/14 (g)	$ 9,435	$ 8,303
TOTAL CONSUMER DISCRETIONARY		27,460
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 3.4413% 7/25/14 (g)	9,704	8,345
Tranche DD, term loan 2.7681% 7/25/14 (g)	495	426
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (g)	9,730	8,247
		17,018
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. term loan 3.0181% 6/29/14 (g)	2,620	2,129
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 4.033% 10/10/14 (g)	11,939	7,820
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 3.2584% 12/20/12 (g)	9,258	8,216
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (g)	14,924	11,417
TOTAL FLOATING RATE LOANS (Cost $72,435)		74,060
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.52% (b)	148,889,848	$ 148,890
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	28,593,100	28,593
TOTAL MONEY MARKET FUNDS (Cost $177,483)		177,483
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,932,104)		4,017,172
NET OTHER ASSETS - 0.7%		27,694
NET ASSETS - 100%		$ 4,044,866
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,030,000 or 0.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,407
Fidelity Securities Lending Cash Central Fund	857
Total	$ 3,264
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,017,172	$ 3,757,739	$ 259,433	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,072,849,000. Net unrealized depreciation aggregated $1,055,677,000, of which $205,184,000 related to appreciated investment securities and $1,260,861,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Discovery Fund

March 31, 2009

1.799853.105

CII-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	214,000	$ 3,893
Strayer Education, Inc. (d)	60,825	10,941
		14,834
Hotels, Restaurants & Leisure - 2.3%
Burger King Holdings, Inc.	146,002	3,351
Chipotle Mexican Grill, Inc. Class B (a)	9,000	516
Marriott International, Inc. Class A	70,700	1,157
McDonald's Corp.	240,000	13,097
Starwood Hotels & Resorts Worldwide, Inc.	5,900	75
		18,196
Media - 0.2%
The Walt Disney Co.	85,200	1,547
Multiline Retail - 0.6%
Target Corp.	127,700	4,392
Specialty Retail - 1.8%
DSW, Inc. Class A (a)	258,268	2,399
Home Depot, Inc.	34,400	810
Lowe's Companies, Inc.	271,800	4,960
O'Reilly Automotive, Inc. (a)	134,202	4,698
Tiffany & Co., Inc.	19,500	420
TJX Companies, Inc.	46,900	1,203
		14,490
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)	173,600	507
Lululemon Athletica, Inc. (a)(d)	188,011	1,628
NIKE, Inc. Class B	34,000	1,594
		3,729
TOTAL CONSUMER DISCRETIONARY		57,188
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
PepsiCo, Inc.	101,800	5,241
The Coca-Cola Co.	222,600	9,783
		15,024
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	85,000	3,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	82,479	$ 2,267
Wal-Mart Stores, Inc.	109,900	5,726
		11,930
Food Products - 2.9%
Flowers Foods, Inc.	120,630	2,832
Nestle SA sponsored ADR	577,550	19,377
		22,209
Household Products - 1.7%
Colgate-Palmolive Co.	109,190	6,440
Procter & Gamble Co.	150,689	7,096
		13,536
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	15,800	389
Mead Johnson Nutrition Co. Class A	14,700	424
		813
Tobacco - 0.6%
Philip Morris International, Inc.	127,400	4,533
TOTAL CONSUMER STAPLES		68,045
ENERGY - 5.9%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	194,700	7,909
Weatherford International Ltd. (a)	155,100	1,717
		9,626
Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp.	721,822	12,314
Denbury Resources, Inc. (a)	610,127	9,066
Occidental Petroleum Corp.	42,909	2,388
Southwestern Energy Co. (a)	319,003	9,471
Ultra Petroleum Corp. (a)	76,500	2,746
		35,985
TOTAL ENERGY		45,611
FINANCIALS - 13.9%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	105,200	2,972
Charles Schwab Corp.	418,344	6,484
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	14,900	$ 803
Goldman Sachs Group, Inc.	22,756	2,413
JMP Group, Inc.	41,500	200
Northern Trust Corp.	30,200	1,807
T. Rowe Price Group, Inc.	8,500	245
		14,924
Commercial Banks - 3.1%
PNC Financial Services Group, Inc.	294,580	8,628
Wells Fargo & Co.	1,075,374	15,313
		23,941
Consumer Finance - 0.3%
American Express Co.	172,200	2,347
Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	627,266	16,673
Insurance - 6.3%
Berkshire Hathaway, Inc. Class B (a)	15,479	43,649
The First American Corp.	187,338	4,966
Willis Group Holdings Ltd.	3,709	82
		48,697
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	37,880	1,312
Vornado Realty Trust	278	9
		1,321
TOTAL FINANCIALS		107,903
HEALTH CARE - 22.3%
Biotechnology - 6.3%
Biogen Idec, Inc. (a)	285,304	14,956
Celgene Corp. (a)	144,798	6,429
CSL Ltd.	212,019	4,790
Genomic Health, Inc. (a)	36,418	888
Genzyme Corp. (a)	69,800	4,145
Gilead Sciences, Inc. (a)	190,028	8,802
Myriad Genetics, Inc. (a)	145,604	6,621
OSI Pharmaceuticals, Inc. (a)	55,297	2,116
		48,747
Health Care Equipment & Supplies - 4.5%
Alcon, Inc.	51,200	4,655
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	57,265	$ 2,933
C.R. Bard, Inc.	84,277	6,719
Covidien Ltd.	279,116	9,278
DENTSPLY International, Inc.	303,066	8,137
NuVasive, Inc. (a)	78,604	2,467
Varian Medical Systems, Inc. (a)	36,600	1,114
		35,303
Health Care Providers & Services - 6.5%
Express Scripts, Inc. (a)	176,776	8,162
Henry Schein, Inc. (a)	111,277	4,452
McKesson Corp.	36,540	1,280
Medco Health Solutions, Inc. (a)	799,264	33,042
UnitedHealth Group, Inc.	187,700	3,929
		50,865
Life Sciences Tools & Services - 0.5%
Sequenom, Inc. (a)(d)	159,500	2,268
Techne Corp.	15,136	828
Thermo Fisher Scientific, Inc. (a)	22,200	792
		3,888
Pharmaceuticals - 4.5%
Johnson & Johnson	167,985	8,836
Merck & Co., Inc.	170,702	4,566
Novo Nordisk AS Series B	173,910	8,328
Pfizer, Inc.	172,200	2,345
Teva Pharmaceutical Industries Ltd. sponsored ADR	91,065	4,102
Wyeth	154,200	6,637
		34,814
TOTAL HEALTH CARE		173,617
INDUSTRIALS - 4.2%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	58,700	2,889
Building Products - 0.3%
USG Corp. (a)(d)	334,371	2,545
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	16,800	802
Machinery - 2.3%
CLARCOR, Inc.	94,637	2,384
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	181,600	$ 4,622
Danaher Corp.	196,000	10,627
PACCAR, Inc.	3,400	88
		17,721
Professional Services - 0.8%
Dun & Bradstreet Corp.	10,500	809
Equifax, Inc.	34,900	853
FTI Consulting, Inc. (a)	75,976	3,759
Robert Half International, Inc.	49,200	877
		6,298
Trading Companies & Distributors - 0.3%
Fastenal Co. (d)	84,943	2,731
TOTAL INDUSTRIALS		32,986
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 9.3%
Cisco Systems, Inc. (a)	1,277,043	21,416
Corning, Inc.	295,900	3,927
Juniper Networks, Inc. (a)	492,201	7,413
Neutral Tandem, Inc. (a)	18,500	455
QUALCOMM, Inc.	1,001,700	38,976
		72,187
Computers & Peripherals - 1.2%
Apple, Inc. (a)	88,777	9,332
Electronic Equipment & Components - 0.1%
BYD Co. Ltd. (H Shares)	288,000	531
National Instruments Corp.	21,100	394
		925
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	2,696	476
Google, Inc. Class A (sub. vtg.) (a)	63,634	22,148
The Knot, Inc. (a)	238,300	1,954
VeriSign, Inc. (a)	1,707,420	32,219
		56,797
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	92,800	1,929
Infosys Technologies Ltd. sponsored ADR	60,600	1,614
MasterCard, Inc. Class A	600	100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (a)	177,152	$ 3,307
The Western Union Co.	964,528	12,124
Visa, Inc.	220,898	12,282
		31,356
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	25,100	484
Applied Materials, Inc.	734,949	7,901
Broadcom Corp. Class A (a)	886,676	17,716
Marvell Technology Group Ltd. (a)	478,788	4,386
Monolithic Power Systems, Inc. (a)	51,300	795
Netlogic Microsystems, Inc. (a)	152,614	4,194
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	371,800	3,328
		38,804
Software - 2.0%
Autonomy Corp. PLC (a)	213,405	3,996
BMC Software, Inc. (a)	37,188	1,227
EPIQ Systems, Inc. (a)	33,300	600
Intuit, Inc. (a)	44,100	1,191
Jack Henry & Associates, Inc.	71,700	1,170
Oracle Corp.	374,000	6,758
Sourcefire, Inc. (a)	37,475	273
		15,215
TOTAL INFORMATION TECHNOLOGY		224,616
MATERIALS - 2.7%
Chemicals - 2.1%
Ecolab, Inc.	144,100	5,005
Monsanto Co.	78,724	6,542
Praxair, Inc.	23,900	1,608
Terra Industries, Inc.	115,100	3,233
		16,388
Construction Materials - 0.2%
Eagle Materials, Inc.	63,093	1,530
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd.	53,100	3,053
TOTAL MATERIALS		20,971
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	178,594	$ 5,435
Vivo Participacoes SA sponsored ADR	47,000	613
		6,048
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	77,635	3,524
TOTAL COMMON STOCKS (Cost $979,944)		740,509
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.52% (b)	32,699,942	32,700
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	16,103,353	16,103
TOTAL MONEY MARKET FUNDS (Cost $48,803)		48,803
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,028,747)		789,312
NET OTHER ASSETS - (1.4)%		(11,007)
NET ASSETS - 100%		$ 778,305
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 517
Fidelity Securities Lending Cash Central Fund	395
Total	$ 912
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 789,312	$ 784,522	$ 4,790	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,043,810,000. Net unrealized depreciation aggregated $254,498,000, of which $12,343,000 related to appreciated investment securities and $266,841,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mega Cap Stock Fund

March 31, 2009

1.799848.105

GII-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,000	$ 234,990
H&R Block, Inc.	10,000	181,900
		416,890
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	78,700	4,294,659
Household Durables - 1.0%
Leggett & Platt, Inc.	30,000	389,700
NVR, Inc. (a)	1,000	427,750
Whirlpool Corp.	76,900	2,275,471
		3,092,921
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	7,000	175,490
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	53,300	685,971
The DIRECTV Group, Inc. (a)	42,100	959,459
The Walt Disney Co.	71,900	1,305,704
		2,951,134
Multiline Retail - 0.6%
Kohl's Corp. (a)	1,000	42,320
Target Corp.	47,500	1,633,525
		1,675,845
Specialty Retail - 2.5%
Home Depot, Inc.	143,800	3,387,928
Lowe's Companies, Inc.	128,400	2,343,300
Staples, Inc.	71,743	1,299,266
TJX Companies, Inc.	15,000	384,600
		7,415,094
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	35,600	594,520
NIKE, Inc. Class B	30,200	1,416,078
Polo Ralph Lauren Corp. Class A	5,000	211,250
		2,221,848
TOTAL CONSUMER DISCRETIONARY		22,243,881
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.7%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	64,493	$ 2,210,820
The Coca-Cola Co.	37,900	1,665,705
		3,876,525
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	123,000	3,381,270
Kroger Co.	75,000	1,591,500
Wal-Mart Stores, Inc.	144,284	7,517,196
		12,489,966
Food Products - 0.3%
General Mills, Inc.	17,800	887,864
Household Products - 1.4%
Kimberly-Clark Corp.	17,800	820,758
Procter & Gamble Co.	71,200	3,352,808
		4,173,566
Tobacco - 3.5%
Altria Group, Inc.	367,330	5,884,627
Philip Morris International, Inc.	120,330	4,281,341
		10,165,968
TOTAL CONSUMER STAPLES		31,593,889
ENERGY - 13.3%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	38,900	1,026,960
Halliburton Co.	47,500	734,825
Noble Corp.	8,900	214,401
Transocean Ltd. (a)	10,252	603,228
		2,579,414
Oil, Gas & Consumable Fuels - 12.4%
Alpha Natural Resources, Inc. (a)	48,900	867,975
Apache Corp.	31,500	2,018,835
Chesapeake Energy Corp.	98,500	1,680,410
ConocoPhillips	203,300	7,961,228
Devon Energy Corp.	13,300	594,377
Exxon Mobil Corp.	260,771	17,758,504
Occidental Petroleum Corp.	35,500	1,975,575
Peabody Energy Corp.	8,927	223,532
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	41,000	$ 706,430
Valero Energy Corp.	163,900	2,933,810
		36,720,676
TOTAL ENERGY		39,300,090
FINANCIALS - 11.5%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	31,100	878,575
Charles Schwab Corp.	30,000	465,000
Goldman Sachs Group, Inc.	20,000	2,120,400
Janus Capital Group, Inc.	78,700	523,355
Morgan Stanley	62,200	1,416,294
State Street Corp.	34,400	1,058,832
		6,462,456
Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	35,600	1,042,724
Wells Fargo & Co.	403,653	5,748,019
		6,790,743
Consumer Finance - 0.3%
Capital One Financial Corp.	80,000	979,200
Diversified Financial Services - 4.1%
Bank of America Corp.	391,180	2,667,848
Citigroup, Inc. (d)	363,000	918,390
CME Group, Inc.	2,000	492,780
JPMorgan Chase & Co.	297,900	7,918,182
		11,997,200
Insurance - 2.6%
ACE Ltd.	14,300	577,720
AFLAC, Inc.	26,700	516,912
American International Group, Inc.	254,330	254,330
Berkshire Hathaway, Inc. Class B (a)	410	1,156,200
Loews Corp.	40,800	901,680
MetLife, Inc.	24,500	557,865
Prudential Financial, Inc.	16,600	315,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	32,900	$ 1,392,328
The Travelers Companies, Inc.	50,400	2,048,256
		7,721,023
TOTAL FINANCIALS		33,950,622
HEALTH CARE - 15.9%
Biotechnology - 2.9%
Amgen, Inc. (a)	104,890	5,194,153
Biogen Idec, Inc. (a)	19,700	1,032,674
Cephalon, Inc. (a)	2,000	136,200
Genzyme Corp. (a)	8,800	522,632
Gilead Sciences, Inc. (a)	38,720	1,793,510
		8,679,169
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	47,600	2,438,072
Boston Scientific Corp. (a)	97,800	777,510
C.R. Bard, Inc.	9,100	725,452
Covidien Ltd.	81,300	2,702,412
Medtronic, Inc.	18,300	539,301
		7,182,747
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	5,000	163,300
Express Scripts, Inc. (a)	31,100	1,435,887
Humana, Inc. (a)	68,800	1,794,304
McKesson Corp.	5,000	175,200
Medco Health Solutions, Inc. (a)	80,300	3,319,602
UnitedHealth Group, Inc.	78,500	1,643,005
WellPoint, Inc. (a)	37,300	1,416,281
		9,947,579
Pharmaceuticals - 7.2%
Abbott Laboratories	55,300	2,637,810
Allergan, Inc.	1,000	47,760
Bristol-Myers Squibb Co.	85,600	1,876,352
Johnson & Johnson	37,100	1,951,460
Merck & Co., Inc.	178,800	4,782,900
Pfizer, Inc.	519,000	7,068,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	5,100	$ 120,105
Wyeth	66,000	2,840,640
		21,325,807
TOTAL HEALTH CARE		47,135,302
INDUSTRIALS - 8.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	29,900	833,014
Lockheed Martin Corp.	23,000	1,587,690
Northrop Grumman Corp.	64,500	2,814,780
Raytheon Co.	53,000	2,063,820
United Technologies Corp.	112,100	4,818,058
		12,117,362
Air Freight & Logistics - 0.3%
FedEx Corp.	17,800	791,922
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	20,000	517,200
Industrial Conglomerates - 2.7%
General Electric Co.	723,200	7,311,552
Textron, Inc.	70,000	401,800
Tyco International Ltd.	20,000	391,200
		8,104,552
Machinery - 0.7%
Deere & Co.	42,100	1,383,827
Navistar International Corp. (a)	25,000	836,500
		2,220,327
Road & Rail - 0.4%
Norfolk Southern Corp.	35,600	1,201,500
TOTAL INDUSTRIALS		24,952,863
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	367,200	6,157,944
Corning, Inc.	73,000	968,710
Juniper Networks, Inc. (a)	20,000	301,200
QUALCOMM, Inc.	76,000	2,957,160
		10,385,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.7%
Apple, Inc. (a)	43,900	$ 4,614,768
Hewlett-Packard Co.	223,600	7,168,616
International Business Machines Corp.	51,700	5,009,213
		16,792,597
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	41,600	459,264
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	14,850	5,168,691
Yahoo!, Inc. (a)	39,300	503,433
		5,672,124
IT Services - 1.5%
Accenture Ltd. Class A	130,300	3,581,947
Fidelity National Information Services, Inc.	10,000	182,000
Visa, Inc.	10,000	556,000
		4,319,947
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	470,918	5,062,369
ASML Holding NV (NY Shares)	111,200	1,947,112
Intel Corp.	233,000	3,506,650
Texas Instruments, Inc.	124,100	2,048,891
		12,565,022
Software - 6.3%
McAfee, Inc. (a)	10,000	335,000
Microsoft Corp.	574,300	10,549,891
Oracle Corp.	328,600	5,937,802
Symantec Corp. (a)	127,000	1,897,380
		18,720,073
TOTAL INFORMATION TECHNOLOGY		68,914,041
MATERIALS - 2.5%
Chemicals - 1.5%
Celanese Corp. Class A	82,480	1,102,758
CF Industries Holdings, Inc.	8,900	633,057
FMC Corp.	17,800	767,892
Lubrizol Corp.	17,800	605,378
Monsanto Co.	16,300	1,354,530
		4,463,615
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A	34,900	$ 699,396
Newmont Mining Corp.	26,700	1,195,092
Nucor Corp.	10,000	381,700
Rio Tinto PLC sponsored ADR	4,400	589,864
		2,866,052
TOTAL MATERIALS		7,329,667
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	151,400	3,815,280
CenturyTel, Inc.	20,000	562,400
Embarq Corp.	10,000	378,500
Qwest Communications International, Inc.	50,000	171,000
Verizon Communications, Inc.	202,600	6,118,520
		11,045,700
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	133,400	476,238
TOTAL TELECOMMUNICATION SERVICES		11,521,938
UTILITIES - 1.6%
Electric Utilities - 0.7%
Exelon Corp.	13,300	603,687
FirstEnergy Corp.	35,600	1,374,160
		1,977,847
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	82,100	477,001
NRG Energy, Inc. (a)	70,000	1,232,000
		1,709,001
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	17,300	509,831
Sempra Energy	10,000	462,400
		972,231
TOTAL UTILITIES		4,659,079
TOTAL COMMON STOCKS (Cost $428,657,889)		291,601,372
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	4,082,631	$ 4,082,631
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	906,563	906,563
TOTAL MONEY MARKET FUNDS (Cost $4,989,194)		4,989,194
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $433,647,083)		296,590,566
NET OTHER ASSETS - (0.3)%		(1,010,674)
NET ASSETS - 100%		$ 295,579,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,396
Fidelity Securities Lending Cash Central Fund	172,522
Total	$ 238,918
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 296,590,566	$ 296,590,566	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $446,965,072. Net unrealized depreciation aggregated $150,374,506, of which $3,756,388 related to appreciated investment securities and $154,130,894 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864815.101

AGII-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,000	$ 234,990
H&R Block, Inc.	10,000	181,900
		416,890
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	78,700	4,294,659
Household Durables - 1.0%
Leggett & Platt, Inc.	30,000	389,700
NVR, Inc. (a)	1,000	427,750
Whirlpool Corp.	76,900	2,275,471
		3,092,921
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	7,000	175,490
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	53,300	685,971
The DIRECTV Group, Inc. (a)	42,100	959,459
The Walt Disney Co.	71,900	1,305,704
		2,951,134
Multiline Retail - 0.6%
Kohl's Corp. (a)	1,000	42,320
Target Corp.	47,500	1,633,525
		1,675,845
Specialty Retail - 2.5%
Home Depot, Inc.	143,800	3,387,928
Lowe's Companies, Inc.	128,400	2,343,300
Staples, Inc.	71,743	1,299,266
TJX Companies, Inc.	15,000	384,600
		7,415,094
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	35,600	594,520
NIKE, Inc. Class B	30,200	1,416,078
Polo Ralph Lauren Corp. Class A	5,000	211,250
		2,221,848
TOTAL CONSUMER DISCRETIONARY		22,243,881
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.7%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	64,493	$ 2,210,820
The Coca-Cola Co.	37,900	1,665,705
		3,876,525
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	123,000	3,381,270
Kroger Co.	75,000	1,591,500
Wal-Mart Stores, Inc.	144,284	7,517,196
		12,489,966
Food Products - 0.3%
General Mills, Inc.	17,800	887,864
Household Products - 1.4%
Kimberly-Clark Corp.	17,800	820,758
Procter & Gamble Co.	71,200	3,352,808
		4,173,566
Tobacco - 3.5%
Altria Group, Inc.	367,330	5,884,627
Philip Morris International, Inc.	120,330	4,281,341
		10,165,968
TOTAL CONSUMER STAPLES		31,593,889
ENERGY - 13.3%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	38,900	1,026,960
Halliburton Co.	47,500	734,825
Noble Corp.	8,900	214,401
Transocean Ltd. (a)	10,252	603,228
		2,579,414
Oil, Gas & Consumable Fuels - 12.4%
Alpha Natural Resources, Inc. (a)	48,900	867,975
Apache Corp.	31,500	2,018,835
Chesapeake Energy Corp.	98,500	1,680,410
ConocoPhillips	203,300	7,961,228
Devon Energy Corp.	13,300	594,377
Exxon Mobil Corp.	260,771	17,758,504
Occidental Petroleum Corp.	35,500	1,975,575
Peabody Energy Corp.	8,927	223,532
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	41,000	$ 706,430
Valero Energy Corp.	163,900	2,933,810
		36,720,676
TOTAL ENERGY		39,300,090
FINANCIALS - 11.5%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	31,100	878,575
Charles Schwab Corp.	30,000	465,000
Goldman Sachs Group, Inc.	20,000	2,120,400
Janus Capital Group, Inc.	78,700	523,355
Morgan Stanley	62,200	1,416,294
State Street Corp.	34,400	1,058,832
		6,462,456
Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	35,600	1,042,724
Wells Fargo & Co.	403,653	5,748,019
		6,790,743
Consumer Finance - 0.3%
Capital One Financial Corp.	80,000	979,200
Diversified Financial Services - 4.1%
Bank of America Corp.	391,180	2,667,848
Citigroup, Inc. (d)	363,000	918,390
CME Group, Inc.	2,000	492,780
JPMorgan Chase & Co.	297,900	7,918,182
		11,997,200
Insurance - 2.6%
ACE Ltd.	14,300	577,720
AFLAC, Inc.	26,700	516,912
American International Group, Inc.	254,330	254,330
Berkshire Hathaway, Inc. Class B (a)	410	1,156,200
Loews Corp.	40,800	901,680
MetLife, Inc.	24,500	557,865
Prudential Financial, Inc.	16,600	315,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	32,900	$ 1,392,328
The Travelers Companies, Inc.	50,400	2,048,256
		7,721,023
TOTAL FINANCIALS		33,950,622
HEALTH CARE - 15.9%
Biotechnology - 2.9%
Amgen, Inc. (a)	104,890	5,194,153
Biogen Idec, Inc. (a)	19,700	1,032,674
Cephalon, Inc. (a)	2,000	136,200
Genzyme Corp. (a)	8,800	522,632
Gilead Sciences, Inc. (a)	38,720	1,793,510
		8,679,169
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	47,600	2,438,072
Boston Scientific Corp. (a)	97,800	777,510
C.R. Bard, Inc.	9,100	725,452
Covidien Ltd.	81,300	2,702,412
Medtronic, Inc.	18,300	539,301
		7,182,747
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	5,000	163,300
Express Scripts, Inc. (a)	31,100	1,435,887
Humana, Inc. (a)	68,800	1,794,304
McKesson Corp.	5,000	175,200
Medco Health Solutions, Inc. (a)	80,300	3,319,602
UnitedHealth Group, Inc.	78,500	1,643,005
WellPoint, Inc. (a)	37,300	1,416,281
		9,947,579
Pharmaceuticals - 7.2%
Abbott Laboratories	55,300	2,637,810
Allergan, Inc.	1,000	47,760
Bristol-Myers Squibb Co.	85,600	1,876,352
Johnson & Johnson	37,100	1,951,460
Merck & Co., Inc.	178,800	4,782,900
Pfizer, Inc.	519,000	7,068,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	5,100	$ 120,105
Wyeth	66,000	2,840,640
		21,325,807
TOTAL HEALTH CARE		47,135,302
INDUSTRIALS - 8.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	29,900	833,014
Lockheed Martin Corp.	23,000	1,587,690
Northrop Grumman Corp.	64,500	2,814,780
Raytheon Co.	53,000	2,063,820
United Technologies Corp.	112,100	4,818,058
		12,117,362
Air Freight & Logistics - 0.3%
FedEx Corp.	17,800	791,922
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	20,000	517,200
Industrial Conglomerates - 2.7%
General Electric Co.	723,200	7,311,552
Textron, Inc.	70,000	401,800
Tyco International Ltd.	20,000	391,200
		8,104,552
Machinery - 0.7%
Deere & Co.	42,100	1,383,827
Navistar International Corp. (a)	25,000	836,500
		2,220,327
Road & Rail - 0.4%
Norfolk Southern Corp.	35,600	1,201,500
TOTAL INDUSTRIALS		24,952,863
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	367,200	6,157,944
Corning, Inc.	73,000	968,710
Juniper Networks, Inc. (a)	20,000	301,200
QUALCOMM, Inc.	76,000	2,957,160
		10,385,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.7%
Apple, Inc. (a)	43,900	$ 4,614,768
Hewlett-Packard Co.	223,600	7,168,616
International Business Machines Corp.	51,700	5,009,213
		16,792,597
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	41,600	459,264
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	14,850	5,168,691
Yahoo!, Inc. (a)	39,300	503,433
		5,672,124
IT Services - 1.5%
Accenture Ltd. Class A	130,300	3,581,947
Fidelity National Information Services, Inc.	10,000	182,000
Visa, Inc.	10,000	556,000
		4,319,947
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	470,918	5,062,369
ASML Holding NV (NY Shares)	111,200	1,947,112
Intel Corp.	233,000	3,506,650
Texas Instruments, Inc.	124,100	2,048,891
		12,565,022
Software - 6.3%
McAfee, Inc. (a)	10,000	335,000
Microsoft Corp.	574,300	10,549,891
Oracle Corp.	328,600	5,937,802
Symantec Corp. (a)	127,000	1,897,380
		18,720,073
TOTAL INFORMATION TECHNOLOGY		68,914,041
MATERIALS - 2.5%
Chemicals - 1.5%
Celanese Corp. Class A	82,480	1,102,758
CF Industries Holdings, Inc.	8,900	633,057
FMC Corp.	17,800	767,892
Lubrizol Corp.	17,800	605,378
Monsanto Co.	16,300	1,354,530
		4,463,615
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A	34,900	$ 699,396
Newmont Mining Corp.	26,700	1,195,092
Nucor Corp.	10,000	381,700
Rio Tinto PLC sponsored ADR	4,400	589,864
		2,866,052
TOTAL MATERIALS		7,329,667
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	151,400	3,815,280
CenturyTel, Inc.	20,000	562,400
Embarq Corp.	10,000	378,500
Qwest Communications International, Inc.	50,000	171,000
Verizon Communications, Inc.	202,600	6,118,520
		11,045,700
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	133,400	476,238
TOTAL TELECOMMUNICATION SERVICES		11,521,938
UTILITIES - 1.6%
Electric Utilities - 0.7%
Exelon Corp.	13,300	603,687
FirstEnergy Corp.	35,600	1,374,160
		1,977,847
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	82,100	477,001
NRG Energy, Inc. (a)	70,000	1,232,000
		1,709,001
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	17,300	509,831
Sempra Energy	10,000	462,400
		972,231
TOTAL UTILITIES		4,659,079
TOTAL COMMON STOCKS (Cost $428,657,889)		291,601,372
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	4,082,631	$ 4,082,631
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	906,563	906,563
TOTAL MONEY MARKET FUNDS (Cost $4,989,194)		4,989,194
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $433,647,083)		296,590,566
NET OTHER ASSETS - (0.3)%		(1,010,674)
NET ASSETS - 100%		$ 295,579,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,396
Fidelity Securities Lending Cash Central Fund	172,522
Total	$ 238,918
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 296,590,566	$ 296,590,566	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $446,965,072. Net unrealized depreciation aggregated $150,374,506, of which $3,756,388 related to appreciated investment securities and $154,130,894 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009